Concentrations	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Risks and Uncertainties [Abstract]
Concentrations

Note 19 — Concentrations

For the three months ended March 31, 2025, one customer accounted for 60% of the Company’s net revenue. For the three months ended March 31, 2024, one customer accounted for 26% of the Company’s net revenue. For the six months ended March 31, 2025, one customer accounted for 64% of the Company’s net revenue. For the six months ended March 31, 2024, three customers accounted for 48% of the Company’s net revenue. No other customer accounted for more than 10% of net revenue in the respective periods.

As of March 31, 2025, one customer had a balance due that represented 61% of the Company’s total accounts receivable. As of September 30, 2024, two customers had balances due that represented 71% of the Company’s total accounts receivable.

Note 19 - Concentrations

Concentration of Credit Risk

The Company maintains its cash in accounts with major financial institutions within the United States, generally in the form of demand deposits. Deposits in these institutions may exceed federally insured limits. The Company places its cash with high credit quality financial institutions and has not experienced any losses on its deposits of cash.

Significant Customers

For the year ended September 30, 2024, one customer accounted for 40% of the Company’s net revenue. For the year ended September 30, 2023, two customers accounted for 93% of the Company’s net revenue. No other customer accounted for more than 10% of net revenue in the respective periods.

As of September 30, 2024, two customers had balances due that represented 71% of the Company’s total accounts receivable. As of September 30, 2023, two customers had balances due that represented 97% of the Company’s total accounts receivable.